INCOME TAXES - Schedule of components of income tax expense (Benefit) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Gain(Loss) for the year before income tax	$ (189,199)	$ (191,837)	$ 53,976
Expected income tax recovery based on statutory rate	(40,000)	(40,000)	11,000
Adjustment to expected income tax benefit:
Permanent differences	743	(2,690)	0
Change in tax rate		0	0
Change in benefit of tax assets not recognized	228,456	234,527	(64,976)
Income tax charge / benefit	$ 0	$ 0	$ 0